PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.21%	0.21%	1.40%
Risk-free interest rate, maximum (as a percent)	1.18%	1.32%	2.44%
Expected life (years)			5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	39.00%	40.00%	42.00%
Volatility, maximum (as a percent)	43.00%	43.00%	43.00%
Minimum
Share-based compensation disclosures
Expected life (years)	4 years	4 years
The weighted average fair value of options at grant date per share	$ 8.61	$ 8.12	$ 11.37
Maximum
Share-based compensation disclosures
Expected life (years)	5 years	5 years
The weighted average fair value of options at grant date per share	$ 39.17	$ 31.99	$ 32.38